Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Debt
Debt, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2021	2020
Senior Credit Facility	—	16,809
PPP loan	10,000	10,000
Convertible Notes	100,999	106,443
Total Debt	110,999	133,252
Less debt, current	—	—
Debt, non-current	$110,999	$133,252

Convertible Notes
The Convertible Notes, net of debt discount and issuance costs, consisted of the following (in thousands):

	December 31,
	2021	2020
Principal	$153,500	$200,000
PIK interest	9,826	3,501
Total principal	163,326	203,501
Less debt discount and issuance costs	(62,327)	(97,058)
Total Convertible Notes	$100,999	$106,443

Contractual Future Principal Repayments of Debt
As of December 31, 2021, the contractual future principal repayments of the total debt were as follows (in thousands):

2022	$—
2025(1)	173,326
Total	$173,326
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(1)Including PIK interest added to principal balance through December 31, 2021.